                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02851

                           Van Kampen High Yield Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 2/28/05

Item 1.  Reports to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen High Yield Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 28, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 2/28/05

                                A SHARES               B SHARES               C SHARES
                             since 10/02/78          since 7/02/92          since 7/06/93
--------------------------------------------------------------------------------------------
                                        W/MAX                  W/MAX                  W/MAX
                                        4.75%                  4.00%                  1.00%
AVERAGE ANNUAL             W/O SALES    SALES     W/O SALES    SALES     W/O SALES    SALES
TOTAL RETURNS               CHARGES     CHARGE     CHARGES     CHARGE     CHARGES     CHARGE

Since Inception              7.59%       7.39%      5.66%       5.66%      4.43%       4.43%

10-year                      5.42        4.90       4.92        4.92       4.59        4.59

5-year                       2.18        1.18       1.37        1.18       1.40        1.40

1-year                      11.04        5.78      10.17        6.17      10.32        9.32

6-month                      6.60        1.57       6.19        2.19       6.27        5.27
--------------------------------------------------------------------------------------------

30-Day SEC Yield                  5.92%                  5.43%                  5.50%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in years one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares 10 years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

J.P. Morgan Global High Yield Index is a broad-based index that reflects the general performance of the global high-yield corporate debt market. Lipper High Yield Bond Fund Index is an index of funds with similar return objectives as this fund. Indexes do not include any expenses, fees or sales charges, which would lower performance. Indexes are unmanaged and should not be considered an investment. Source: Lipper Inc.

Fund Report

FOR THE 6-MONTH PERIOD ENDED FEBRUARY 28, 2005

Van Kampen High Yield Fund is managed by the Adviser's Taxable Fixed Income team.(1) Members of the team include Sheila A. Finnerty, Managing Director of the Adviser; Gordon Loery, Executive Director of the Adviser; and Joshua Givelber and Chad Liu, Vice Presidents of the Adviser.

MARKET CONDITIONS

The high yield market saw strong performance for the six months ended February 28, 2005. The market was supported by strong fundamentals, as economic growth continued and defaults remained very low. Although new issuance levels remained high for much of the period, demand from yield-seeking investors resulted in this issuance being absorbed with little difficulty. This demand led to a general decline in yield spreads (the extra yield over Treasuries demanded by investors as compensation for assuming credit risk) over the period in spite of a steadily rising federal funds rate.

The high yield market weakened in January due to outflows from mutual funds, a declining equity market and the continuing high level of new issuance, causing high yield spreads to widen slightly and the index's yield to maturity to rise. In February, the high yield market went on to rebound, showing strong performance despite a declining Treasury market. High yield spreads tightened significantly for the month, and by the end of the period the high yield market reached near-record tightness in spreads.

PERFORMANCE ANALYSIS

Van Kampen High Yield Fund returned 6.60 percent (Class A shares, assuming no front-end sales charge was paid), underperforming its benchmark, the J. P. Morgan Global High Yield Index and the Lipper High Yield Bond Fund Index, an index of funds with similar investment objectives, for the six months ended February 28, 2005. (See table below.)

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDING FEBRUARY 28, 2005

---------------------------------------------------------------------------------
                                    J. P. MORGAN GLOBAL   LIPPER HIGH YIELD
      CLASS A   CLASS B   CLASS C    HIGH YIELD INDEX      BOND FUND INDEX

       6.60%     6.19%     6.27%           7.37%                7.59%
---------------------------------------------------------------------------------

THE PERFORMANCE FOR THE THREE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION AND INDEX DEFINITIONS.

(1)Team members may change without notice at any time.

The bulk of the fund's underperformance was driven by its emphasis on less-risky securities. While the fund's credit ratings exposures were broadly similar to those of the J. P. Morgan Global High Yield Index, its portfolio emphasized the less yield-driven names that did not rally as strongly as the more speculative areas of the market. One example was airline bonds, which the fund has avoided since before the period due to concerns about these distressed companies' ability to pay interest on their debt. These were among the speculative parts of the market that enjoyed a brief rally during the period, and the fund's strategy limited its participation in that rally.

The fund's positive return was driven by strong security selection in several key sectors. Within cable, the fund benefited from allocations to several European cable companies which performed well. The fund also benefited from gains in holdings in the telecommunications and media sectors.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the fund in the future.

RATINGS ALLOCATION AS OF 2/28/2005
BBB/Baa                                                             1.2%
BB/Ba                                                              23.1
B/B                                                                60.7
CCC/Caa                                                            13.0
CC/Ca                                                               0.5
NR                                                                  1.5

 SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 2/28/2005

Utility                                                             9.1%
Chemicals                                                           8.3
Energy                                                              7.2
Housing                                                             6.7
Forest Products                                                     6.6
Diversified Media                                                   6.3
Cable                                                               6.2
Healthcare                                                          5.8
Wireless Communications                                             4.3
Transportation                                                      4.1
Manufacturing                                                       4.1
Telecommunications                                                  4.0
Metals                                                              3.5
Consumer Products                                                   3.4
Gaming & Leisure                                                    3.1
Services                                                            2.9
Information Technology                                              2.8
Food & Drug                                                         2.6
Food & Tobacco                                                      2.5
Retail                                                              1.2
Financial                                                           0.8
Aerospace                                                           0.8
Broadcasting                                                        0.1
                                                                  -----
Total Long-Term Investments                                        96.4%
Short-Term Investments                                              2.2
Other Assets in Excess of Liabilities                               1.4
                                                                  -----
Total Net Assets                                                  100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Ratings allocations are as a percentage of corporate debt obligations. Industry allocations are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Ratings allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our website at www.vankampen .com. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/04 - 2/28/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   9/1/04           2/28/05       9/1/04-2/28/05
Class A
  Actual......................................    $1,000.00        $1,066.17          $5.33
  Hypothetical................................     1,000.00         1,019.59           5.21
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,062.03           9.25
  Hypothetical................................     1,000.00         1,015.79           9.05
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,062.90           9.10
  Hypothetical................................     1,000.00         1,015.99           8.90
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.04%, 1.80%, and 1.78% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          CORPORATE BONDS  94.4%
          AEROSPACE  0.8%
$6,625    K&F Acquisition, Inc., 144A - Private
          Placement (a)................................... 7.750%   11/15/14   $  6,740,937
                                                                               ------------

          BROADCASTING  0.1%
 1,185    Salem Communications Corp. ..................... 7.750    12/15/10      1,267,950
                                                                               ------------

          CABLE  5.8%
 1,156    Avalon Cable LLC................................ 11.875   12/01/08      1,207,029
 6,900    Cablecom Luxembourg SCA, 144A - Private
          Placement (Euro) (Luxembourg) (a)............... 9.375    04/15/14     10,515,059
 1,425    Cablevision Systems Corp., 144A - Private
          Placement (Variable Rate Coupon) (a)............ 6.669    04/01/09      1,596,000
 1,145    Charter Communications Holdings LLC............. 10.750   10/01/09        993,287
 5,275    Charter Communications Holdings LLC............. 9.625    11/15/09      4,391,437
 3,375    Charter Communications Holdings LLC............. 11.750   01/15/10      3,062,812
 2,745    Echostar DBS Corp. ............................. 6.375    10/01/11      2,841,075
 5,670    Kabel Deutschland GmbH, 144A - Private Placement
          (Germany) (a)................................... 10.625   07/01/14      6,548,850
 1,420    PanAmSat Corp. ................................. 9.000    08/15/14      1,569,100
 7,410    PanAmSat Holding Corp., 144A - Private Placement
          (a) (b)......................................... 0/10.375 11/01/14      5,168,475
 2,360    Renaissance Media Group......................... 10.000   04/15/08      2,424,900
 5,553    Satelites Mexicanos SA, Ser B (Mexico) (c)...... 10.125   11/01/04      2,693,205
 3,210    Telenet Communication NV, 144A - Private
          Placement (Euro) (Belgium) (a).................. 9.000    12/15/13      4,913,057
 3,855    Telenet Group Holding NV, 144A - Private
          Placement (Belgium) (a) (b)..................... 0/11.500 06/15/14      3,064,725
                                                                               ------------
                                                                                 50,989,011
                                                                               ------------
          CHEMICALS  8.3%
 4,560    Cognis Deutschland GmbH & Co., 144A - Private
          Placement (Euro) (Variable Rate Coupon)
          (Germany) (a)................................... 6.979    11/15/13      6,390,135
 5,090    Equistar Chemicals LP........................... 10.125   09/01/08      5,866,225
   620    Equistar Chemicals LP........................... 10.625   05/01/11        719,200
 2,286    FMC Corp. ...................................... 10.250   11/01/09      2,600,325
 2,230    Huntsman Advanced Materials LLC, 144A - Private
          Placement (a)................................... 11.000   07/15/10      2,636,975
   952    Huntsman International, LLC..................... 10.125   07/01/09      1,005,550
 4,000    Huntsman International, LLC (Euro).............. 10.125   07/01/09      5,665,013
 4,190    Innophos, Inc.,144A - Private Placement (a)..... 8.875    08/15/14      4,525,200
 1,550    Innophos, Inc.,144A - Private Placement
          (Variable Rate Coupon) (a)...................... 10.771   02/15/15      1,567,437
 1,280    ISP Chemco, Inc., Ser B......................... 10.250   07/01/11      1,440,000
 6,410    ISP Holdings, Inc., Ser B....................... 10.625   12/15/09      7,018,950
 1,530    Koppers, Inc. .................................. 9.875    10/15/13      1,751,850

 8                                             See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          CHEMICALS (CONTINUED)
$2,535    Lyondell Chemical Co. .......................... 10.500%  06/01/13   $  3,010,312
 2,700    Millennium America, Inc. ....................... 7.000    11/15/06      2,794,500
 1,985    Millennium America, Inc. ....................... 9.250    06/15/08      2,218,237
 1,690    Nalco Co. ...................................... 7.750    11/15/11      1,816,750
 5,995    Nalco Co. ...................................... 8.875    11/15/13      6,654,450
 5,470    Rhodia SA (France).............................. 8.875    06/01/11      5,702,475
 1,925    Rhodia SA (Euro) (France)....................... 8.000    06/01/10      2,742,231
 4,360    Rockwood Specialties Group, Inc. ............... 10.625   05/15/11      4,970,400
 1,390    Rockwood Specialties Group, Inc., 144A - Private
          Placement (Euro) (a)............................ 7.625    11/15/14      1,966,290
                                                                               ------------
                                                                                 73,062,505
                                                                               ------------
          CONSUMER PRODUCTS  3.2%
 2,810    Amscan Holdings, Inc. .......................... 8.750    05/01/14      2,802,975
 3,640    Del Laboratories, Inc., 144A - Private
          Placement (a)................................... 8.000    02/01/12      3,612,700
 2,360    Oxford Industrials, Inc. ....................... 8.875    06/01/11      2,537,000
 6,235    Rayovac Corp. .................................. 8.500    10/01/13      6,850,706
 1,385    Rayovac Corp., 144A - Private Placement (a)..... 7.375    02/01/15      1,423,087
 5,400    Safilo Capital International SA, 144A - Private
          Placement (Euro) (Luxembourg) (a)............... 9.625    05/15/13      7,585,154
 5,800    Sleepmaster LLC, Ser B (c) (d) (e).............. 11.000   05/15/09      1,276,000
 1,667    Tempur Pedic, Inc. ............................. 10.250   08/15/10      1,908,715
                                                                               ------------
                                                                                 27,996,337
                                                                               ------------
          DIVERSIFIED MEDIA  6.3%
 1,185    Advanstar Communications, Inc. ................. 10.750   08/15/10      1,347,937
 5,821    Advanstar Communications, Inc. (Variable Rate
          Coupon)......................................... 10.294   08/15/08      6,170,631
   255    Advanstar Communications, Inc., Ser B........... 12.000   02/15/11        277,950
 6,767    Canwest Media, Inc., 144A - Private Placement
          (Canada) (a).................................... 8.000    09/15/12      7,325,113
 2,347    Dex Media East/Finance Corp., LLC............... 12.125   11/15/12      2,851,605
 3,692    Dex Media West/Finance Corp., LLC, Ser B........ 9.875    08/15/13      4,255,030
 5,830    Houghton Mifflin Co. ........................... 9.875    02/01/13      6,194,375
 3,040    Houghton Mifflin Co. (b)........................ 0/11.500 10/15/13      2,158,400
 2,920    Marquee, Inc., 144A - Private Placement
          (Variable Rate Coupon) (a)...................... 7.044    08/15/10      3,080,600
 2,095    Muzak LLC....................................... 10.000   02/15/09      1,885,500
 4,113    Muzak LLC....................................... 9.875    03/15/09      2,488,365
 4,205    Nebraska Book Co., Inc. ........................ 8.625    03/15/12      4,247,050
 1,523    PEI Holdings, Inc. ............................. 11.000   03/15/10      1,810,466
 6,420    Primedia, Inc. ................................. 8.875    05/15/11      6,965,700
 4,455    Vertis, Inc., 144A - Private Placement (a)...... 13.500   12/07/09      4,432,725
                                                                               ------------
                                                                                 55,491,447
                                                                               ------------

See Notes to Financial Statements                                              9

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          ENERGY  7.2%
$5,285    CHC Helicopter Corp. (Canada)................... 7.375%   05/01/14   $  5,536,037
 5,140    Chesapeake Energy Corp. ........................ 7.500    09/15/13      5,731,100
 2,785    CITGO Petroleum Corp., 144A - Private Placement
          (a)............................................. 6.000    10/15/11      2,882,475
 8,650    El Paso Production Holding Co. ................. 7.750    06/01/13      9,320,375
 3,625    Hanover Compressor Co. ......................... 8.625    12/15/10      3,951,250
   920    Hanover Compressor Co. ......................... 9.000    06/01/14      1,028,100
   245    Hanover Equipment Trust, Ser A.................. 8.500    09/01/08        261,537
 3,042    Hanover Equipment Trust, Ser B.................. 8.750    09/01/11      3,315,780
 5,765    Hilcorp Energy/Finance Corp., 144A - Private
          Placement (a)................................... 10.500   09/01/10      6,586,512
 3,570    Husky Oil Ltd. (Variable Rate Coupon)
          (Canada)........................................ 8.900    08/15/28      4,009,156
 1,918    Magnum Hunter Resources, Inc.................... 9.600    03/15/12      2,196,110
 3,550    Pacific Energy Partners......................... 7.125    06/15/14      3,789,625
 2,630    Plains E & P Co. ............................... 7.125    06/15/14      2,919,300
 3,327    Port Arthur Finance Corp., Ser A................ 12.500   01/15/09      3,876,211
 2,984    Tesoro Petroleum Corp. ......................... 9.625    04/01/12      3,401,760
 4,547    Vintage Petroleum, Inc. ........................ 7.875    05/15/11      4,899,392
                                                                               ------------
                                                                                 63,704,720
                                                                               ------------
          FINANCIAL  0.8%
 6,765    RefcoFinance Holdings LLC, 144A - Private
          Placement (a)................................... 9.000    08/01/12      7,407,675
                                                                               ------------

          FOOD & DRUG  2.6%
 4,010    Delhaize America, Inc. ......................... 8.125    04/15/11      4,631,867
 1,000    Jean Coutu Group (PJC), Inc. (Canada)........... 8.500    08/01/14      1,030,000
 1,490    Jean Coutu Group (PJC), Inc., 144A - Private
          Placement (Canada) (a).......................... 7.625    08/01/12      1,571,950
 6,350    Jean Coutu Group (PJC), Inc., 144A - Private
          Placement (Canada) (a).......................... 8.500    08/01/14      6,540,500
 1,700    Jitney-Jungle Stores America, Inc. (c) (d)
          (e)............................................. 12.000   03/01/06              0
 4,202    Kroger Co., 144A - Private Placement (a)........ 8.500    07/15/17      4,782,268
 3,160    Rite Aid Corp. ................................. 7.125    01/15/07      3,223,200
 1,155    Rite Aid Corp. ................................. 8.125    05/01/10      1,212,750
                                                                               ------------
                                                                                 22,992,535
                                                                               ------------
          FOOD & TOBACCO  2.5%
 3,645    Michael Foods, Inc. ............................ 8.000    11/15/13      3,872,812
 7,450    Pilgrim's Pride Corp. .......................... 9.625    09/15/11      8,306,750
   870    Pilgrim's Pride Corp. .......................... 9.250    11/15/13        991,800
 1,115    Smithfield Foods, Inc. ......................... 8.000    10/15/09      1,240,437
 6,285    Smithfield Foods, Inc. ......................... 7.000    08/01/11      6,787,800
   450    Smithfield Foods, Inc., Ser B................... 7.750    05/15/13        506,812
                                                                               ------------
                                                                                 21,706,411
                                                                               ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          FOREST PRODUCTS  6.6%
$1,510    Abitibi-Consolidated, Inc. (Canada)............. 7.750%   06/15/11   $  1,562,850
 5,305    Abitibi-Consolidated, Inc. (Canada)............. 6.000    06/20/13      4,973,437
 2,030    Crown European Holdings, 144A - Private
          Placement (Euro) (France) (a)................... 6.250    09/01/11      2,918,707
 6,925    Georgia-Pacific Corp. .......................... 8.875    02/01/10      8,102,250
 2,175    Graham Packaging Co., Inc., 144A - Private
          Placement (a)................................... 8.500    10/15/12      2,332,687
 4,750    Graphic Packaging International, Inc. .......... 9.500    08/15/13      5,403,125
   270    JSG Funding PLC (Ireland)....................... 9.625    10/01/12        300,375
 4,460    JSG Funding PLC (Euro) (Ireland)................ 10.125   10/01/12      6,855,792
 2,700    Norampac, Inc. (Canada)......................... 6.750    06/01/13      2,848,500
   130    Owens-Brockway Glass Containers, Inc............ 8.875    02/15/09        141,050
 2,160    Owens-Illinois, Inc. ........................... 7.350    05/15/08      2,278,800
 8,500    Owens-Illinois, Inc. ........................... 7.500    05/15/10      9,052,500
 2,475    Pliant Corp. ................................... 13.000   06/01/10      2,431,687
 1,885    Pliant Corp. ................................... 13.000   06/01/10      1,852,013
   500    Tembec Industries, Inc. (Canada)................ 8.500    02/01/11        502,500
 6,965    Tembec Industries, Inc. (Canada)................ 7.750    03/15/12      6,756,050
                                                                               ------------
                                                                                 58,312,323
                                                                               ------------
          GAMING & LEISURE  3.1%
   993    Caesars Entertainment........................... 8.875    09/15/08      1,125,814
   475    Caesars Entertainment........................... 7.000    04/15/13        530,813
 3,195    Gaylord Entertainment Co., 144A - Private
          Placement (a)................................... 6.750    11/15/14      3,242,925
   974    HMH Properties, Inc., Ser B..................... 7.875    08/01/08      1,005,655
 6,145    Isle of Capri Casinos, Inc. .................... 7.000    03/01/14      6,406,163
10,820    MGM Mirage, Inc. ............................... 6.000    10/01/09     11,144,600
   285    Station Casinos, Inc. .......................... 6.000    04/01/12        296,756
 3,850    Station Casinos, Inc. .......................... 6.500    02/01/14      4,042,500
                                                                               ------------
                                                                                 27,795,226
                                                                               ------------
          HEALTHCARE  5.8%
 5,600    AmerisourceBergen Corp. ........................ 7.250    11/15/12      6,244,000
 3,305    Community Health Systems, Inc., 144A - Private
          Placement (a)................................... 6.500    12/15/12      3,342,181
 2,376    Fisher Scientific International, Inc. .......... 8.125    05/01/12      2,619,540
   475    Fisher Scientific International, Inc. .......... 8.000    09/01/13        530,813
 2,830    Fisher Scientific International, Inc., 144A -
          Private Placement (a)........................... 6.750    08/15/14      2,999,800
    30    Fresenius Medical Care Capital Trust II......... 7.875    02/01/08        321,750
 7,000    Fresenius Medical Care Capital Trust IV......... 7.875    06/15/11      7,822,500
   303    HCA, Inc. ...................................... 8.750    09/01/10        348,093
 3,665    HCA, Inc. ...................................... 6.300    10/01/12      3,747,261
   935    HCA, Inc. ...................................... 6.375    01/15/15        953,664
   115    HCA, Inc. ...................................... 7.190    11/15/15        121,982
 4,095    Medcath Holdings Corp. ......................... 9.875    07/15/12      4,524,975

See Notes to Financial Statements                                             11

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          HEALTHCARE (CONTINUED)
$  875    National Nephrology Associates, Inc., 144A -
          Private Placement (a)........................... 9.000%   11/01/11   $    995,313
 4,485    Team Health, Inc., 144A - Private Placement
          (a)............................................. 9.000    04/01/12      4,485,000
 1,080    Tenet Healthcare Corp. ......................... 6.500    06/01/12      1,001,700
 2,280    Tenet Healthcare Corp., 144A - Private Placement
          (a)............................................. 9.875    07/01/14      2,439,600
 2,030    VWR International, Inc., 144A - Private
          Placement (a)................................... 6.875    04/15/12      2,101,050
 2,510    VWR International, Inc., 144A - Private
          Placement (a)................................... 8.000    04/15/14      2,622,950
 4,085    Warner Chilcott Corp., 144A - Private
          Placement (a)................................... 8.750    02/01/15      4,268,825
                                                                               ------------
                                                                                 51,490,997
                                                                               ------------
          HOUSING  6.7%
 4,775    ACIH, Inc., 144A - Private Placement (a) (b).... 0/11.500 12/15/12      3,605,125
12,315    Associated Materials, Inc. (b).................. 0/11.250 03/01/14      8,989,950
 1,164    CB Richard Ellis Service, Inc. ................. 9.750    05/15/10      1,335,690
 4,090    Goodman Global Holdings, Inc., 144A - Private
          Placement (a)................................... 7.875    12/15/12      4,018,425
 1,390    Goodman Global Holdings, Inc., 144A - Private
          Placement (Variable Rate Coupon) (a)............ 5.760    06/15/12      1,431,700
 1,180    Interface, Inc. ................................ 7.300    04/01/08      1,212,450
 1,475    Interface, Inc. ................................ 10.375   02/01/10      1,718,375
 4,590    Interface, Inc., Ser B.......................... 9.500    02/01/14      5,014,575
 6,085    Nortek, Inc., 144A - Private Placement (a)...... 8.500    09/01/14      6,237,125
 6,135    NTK Holdings, Inc., 144A - Private
          Placement (a) (b)............................... 0/10.750 03/01/14      3,803,700
 5,360    Ply Gem Industries, Inc. ....................... 9.000    02/15/12      5,386,800
 3,360    Propex Fabrics, Inc., 144A - Private
          Placement (a)................................... 10.000   12/01/12      3,410,400
 4,470    RMCC Acquisition Co., 144A - Private
          Placement (a)................................... 9.500    11/01/12      4,492,350
 1,596    Technical Olympic USA, Inc. .................... 9.000    07/01/10      1,735,650
 2,735    Technical Olympic USA, Inc. .................... 9.000    07/01/10      2,974,313
 3,047    Technical Olympic USA, Inc. .................... 10.375   07/01/12      3,427,875
   860    Technical Olympic USA, Inc., 144A - Private
          Placement (a)................................... 7.500    01/15/15        855,700
                                                                               ------------
                                                                                 59,650,203
                                                                               ------------
          INFORMATION TECHNOLOGY  2.3%
 4,300    Iron Mountain, Inc. ............................ 8.625    04/01/13      4,525,750
 3,365    Iron Mountain, Inc. ............................ 7.750    01/15/15      3,440,713
   525    Iron Mountain, Inc. ............................ 6.625    01/01/16        493,500
 3,025    Nortel Networks Ltd. (Canada)................... 6.125    02/15/06      3,085,500

 12                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          INFORMATION TECHNOLOGY (CONTINUED)
$2,670    Sanmina-SCI Corp., 144A - Private
          Placement (a)................................... 6.750%   03/01/13   $  2,693,363
 5,765    Xerox Corp. .................................... 7.125    06/15/10      6,255,025
                                                                               ------------
                                                                                 20,493,851
                                                                               ------------
          MANUFACTURING  4.1%
 5,011    Brand Services, Inc. ........................... 12.000   10/15/12      5,674,958
 1,470    Flowserve Corp. ................................ 12.250   08/15/10      1,609,650
 3,855    Hexcel Corp., 144A - Private Placement (a)...... 6.750    02/01/15      3,888,731
 2,014    Johnsondiversey, Inc. (Euro).................... 9.625    05/15/12      3,042,490
 4,588    Johnsondiversey, Inc., Ser B.................... 9.625    05/15/12      5,161,500
 2,574    Manitowoc Co., Inc. ............................ 10.500   08/01/12      2,992,275
    55    Manitowoc Co., Inc. (Euro)...................... 10.375   05/15/11         81,629
 5,000    NMHG Holdings Co. .............................. 10.000   05/15/09      5,550,000
 7,582    Trimas Corp. ................................... 9.875    06/15/12      7,885,280
                                                                               ------------
                                                                                 35,886,513
                                                                               ------------
          METALS  3.5%
 6,679    Doe Run Resources Corp. (Acquired 09/15/00 to
          10/15/04, Cost $6,280,647) (f) (g).............. 13.062   11/01/08      6,244,516
 1,380    Foundation PA Coal Co., 144A - Private Placement
          (a)............................................. 7.250    08/01/14      1,469,700
 2,250    General Cable Corp. ............................ 9.500    11/15/10      2,542,500
 8,255    GS Technologies Operating, Inc. (c) (d) (e)..... 12.000   09/01/04            826
 6,800    Novelis, Inc. - 144A - Private Placement
          (Canada) (a).................................... 7.250    02/15/15      7,072,000
 2,515    Sgl Carbon Luxembourg SA, 144A - Private
          Placement (Euro) (Luxembourg) (a)............... 8.500    02/01/12      3,782,672
 4,238    UCAR Finance, Inc. ............................. 10.250   02/15/12      4,735,965
 4,277    United States Steel Corp. ...................... 9.750    05/15/10      4,897,165
                                                                               ------------
                                                                                 30,745,344
                                                                               ------------
          RETAIL  1.2%
 4,870    General Nutrition Center, Inc. ................. 8.500    12/01/10      4,151,675
 5,885    Petro Stopping Center/Financial................. 9.000    02/15/12      6,238,100
                                                                               ------------
                                                                                 10,389,775
                                                                               ------------
          SERVICES  2.9%
 3,480    Allied Waste North America, Inc. ............... 6.375    04/15/11      3,401,700
 3,055    Allied Waste North America, Inc. ............... 7.875    04/15/13      3,207,750
 2,155    Allied Waste North America, Inc., Ser B......... 9.250    09/01/12      2,392,050
 4,950    Buhrmann US, Inc. .............................. 8.250    07/01/14      5,160,375
 1,635    Buhrmann US, Inc., 144A - Private
          Placement (a) (h)............................... 7.875    03/01/15      1,655,438
 4,245    MSW Energy Holdings LLC, Ser B.................. 7.375    09/01/10      4,457,250
   985    MSW Energy Holdings/Finance..................... 8.500    09/01/10      1,078,575
 4,435    United Rentals North America, Inc. ............. 6.500    02/15/12      4,490,438
                                                                               ------------
                                                                                 25,843,576
                                                                               ------------

See Notes to Financial Statements                                             13

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          TELECOMMUNICATIONS  4.0%
$6,625    Axtel SA (Mexico)............................... 11.000%  12/15/13   $  7,212,969
 6,030    Exodus Communications, Inc. (c) (d) (e)......... 11.250   07/01/08              0
   770    Exodus Communications, Inc. (c) (d) (e)......... 11.625   07/15/10              0
 4,000    Exodus Communications, Inc. (Euro) (c) (d)
          (e)............................................. 11.375   07/15/08              0
 8,250    GST Network Funding, Inc. (c) (d) (e)........... 10.500   05/01/08            825
   460    Intelsat Bermuda Ltd, 144A - Private Placement
          (Bermuda) (a)................................... 8.250    01/15/13        484,150
 4,445    Intelsat Bermuda Ltd, 144A - Private Placement
          (Bermuda) (a)................................... 8.625    01/15/15      4,767,263
 3,350    Intelsat Bermuda Ltd, 144A - Private Placement
          (Variable Rate Coupon) (Bermuda) (a)............ 7.805    01/15/12      3,458,875
 4,000    Park N View, Inc., Ser B (c) (d) (e)............ 13.000   05/15/08              0
 7,085    Primus Telecommunications Holdings.............. 8.000    01/15/14      5,455,450
 4,530    Qwest Communications International, Inc., 144A -
          Private Placement (Variable Rate Coupon) (a).... 6.294    02/15/09      4,643,250
 1,020    Qwest Corp...................................... 5.625    11/15/08      1,030,200
 3,095    Qwest Services Corp., 144A - Private
          Placement (a)................................... 13.500   12/15/07      3,505,088
 4,480    Valor Telecommunications Enterprise, 144A -
          Private Placement (a)........................... 7.750    02/15/15      4,670,400
                                                                               ------------
                                                                                 35,228,470
                                                                               ------------
          TRANSPORTATION  4.1%
 4,310    Amsted Industries, Inc., 144A - Private
          Placement (a)................................... 10.250   10/15/11      4,891,850
 4,920    Autonation, Inc. ............................... 9.000    08/01/08      5,584,200
 7,545    Cooper Standard Automotive, 144A - Private
          Placement (a)................................... 8.375    12/15/14      7,167,750
 6,225    Laidlaw International, Inc. .................... 10.750   06/15/11      7,166,531
 5,040    Sonic Automotive, Inc., Ser B................... 8.625    08/15/13      5,455,800
 5,626    TRW Automotive, Inc. ........................... 9.375    02/15/13      6,385,510
                                                                               ------------
                                                                                 36,651,641
                                                                               ------------
          UTILITY  8.2%
   760    AES Corp. ...................................... 9.375    09/15/10        889,200
   543    AES Corp. ...................................... 8.875    02/15/11        624,450
   950    AES Corp. ...................................... 7.750    03/01/14      1,055,688
 4,510    AES Corp., 144A - Private Placement (a)......... 9.000    05/15/15      5,192,138
 2,660    Allegheny Energy, Inc. ......................... 7.750    08/01/05      2,706,550
 1,200    CMS Energy Corp. ............................... 7.500    01/15/09      1,290,000
 4,130    CMS Energy Corp. ............................... 8.500    04/15/11      4,728,850
 5,095    Dynegy Holdings, Inc. .......................... 6.875    04/01/11      4,770,194
 3,940    Dynegy Holdings, Inc., 144A - Private
          Placement (a)................................... 9.875    07/15/10      4,432,500
 1,395    IPALCO Enterprises, Inc. ....................... 8.625    11/14/11      1,646,100
 4,775    Monongahela Power Co. .......................... 5.000    10/01/06      4,849,175
 3,985    Nevada Power Co. ............................... 9.000    08/15/13      4,622,600
 2,945    Nevada Power Co., Ser A......................... 8.250    06/01/11      3,379,388

 14                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          UTILITY (CONTINUED)
$1,025    Northwest Pipeline Corp. ....................... 8.125%   03/01/10   $  1,131,344
 6,532    Ormat Funding Corp., 144A - Private
          Placement (a)................................... 8.250    12/30/20      6,630,356
 1,310    PSEG Energy Holdings, Inc. ..................... 7.750    04/16/07      1,385,325
 2,965    PSEG Energy Holdings, Inc. ..................... 8.625    02/15/08      3,239,263
 8,675    Reliant Energy, Inc. ........................... 6.750    12/15/14      8,653,313
 2,010    Southern Natural Gas Co. ....................... 8.875    03/15/10      2,236,125
   875    TNP Enterprises, Inc., Ser B.................... 10.250   04/01/10        931,875
 7,280    Williams Cos., Inc. ............................ 7.875    09/01/21      8,590,400
                                                                               ------------
                                                                                 72,984,834
                                                                               ------------
          WIRELESS COMMUNICATIONS  4.3%
 3,175    American Tower Corp. ........................... 7.500    05/01/12      3,357,563
 3,180    American Tower Corp., 144A - Private Placement
          (a)............................................. 7.125    10/15/12      3,323,100
 5,190    Metropcs, Inc. ................................. 10.750   10/01/11      5,605,200
 2,800    Nextel Communications, Inc. .................... 6.875    10/31/13      3,038,000
 2,045    Rogers Wireless, Inc. (Canada).................. 8.000    12/15/12      2,226,494
 2,945    Rogers Wireless, Inc. (Canada).................. 7.500    03/15/15      3,239,500
 3,975    Rural Cellular Corp. (Variable Rate Coupon)..... 6.990    03/15/10      4,193,625
 6,700    SBA Communications Corp. (b).................... 0/9.750  12/15/11      5,896,000
 2,680    SBA Communications Corp., 144A - Private
          Placement (a)................................... 8.500    12/01/12      2,907,800
   575    UbiquiTel Operating Co. ........................ 9.875    03/01/11        652,625
 3,580    UbiquiTel Operating Co., 144A - Private
          Placement (a)................................... 9.875    03/01/11      4,063,300
                                                                               ------------
                                                                                 38,503,207
                                                                               ------------
          TOTAL CORPORATE BONDS  94.4%......................................    835,335,488
                                                                               ------------

          FOREIGN CONVERTIBLE CORPORATE OBLIGATION  0.5%
 4,380    Nortel Networks Corp. (Canada).................. 4.250    09/01/08      4,210,275
                                                                               ------------


EQUITIES  1.5%
DecisionOne Corp. (19,895 Common Shares) (e) (i).............................              0
DecisionOne Corp. (10,890 Common Stock Warrants Class A) (e) (i).............              0
DecisionOne Corp. (18,765 Common Stock Warrants Class B) (e) (i).............              0
DecisionOne Corp. (11,130 Common Stock Warrants Class C) (e) (i).............              0
Doe Run Resources Corp. (29 Common Stock Warrants) (e) (i)...................              0
HCI Direct, Inc. (106,250 Common Shares) (e) (i).............................      1,593,750
HF Holdings, Inc. (36,820 Common Stock Warrants) (e) (i).....................              0
Hosiery Corp. of America, Inc., 144A - Private Placement (1,000 common
  shares, Class A) (a) (e)...................................................              0
Jazztel, PLC, 144A - Private Placement (5,000 Common Stock Warrants) (Euro)
  (United Kingdom) (a) (e) (i)...............................................              0
Optel, Inc. (3,275 Common Shares) (e) (i)....................................              0
Park N View, Inc., 144A - Private Placement (4,000 Common Stock Warrants) (a)
  (d) (e) (i)................................................................              0

See Notes to Financial Statements                                             15

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

DESCRIPTION                                                                        VALUE
--------------------------------------------------------------------------------------------
EQUITIES (CONTINUED)
Paxon Communications Corp. (437 Preferred Shares) (f)........................   $  3,540,792
Reunion Industries, Inc. (107,947 Common Stock Warrants) (e) (i).............              0
TNP Enterprises, Inc. (6,681 Preferred Shares, Ser D) (f)....................      7,833,548
Ventelo, Inc., 144A - Private Placement (73,021 Common Shares) (Euro)
  (Germany) (a) (e) (i)......................................................              0
Viatel Holding Bermuda Ltd. (7,852 common shares) (United Kingdom) (i).......          7,459
VS Holdings, Inc. (946,962 Common Shares) (e) (i)............................              0
                                                                                ------------

TOTAL EQUITIES  1.5%.........................................................     12,975,549
                                                                                ------------

TOTAL LONG-TERM INVESTMENTS  96.4%
  (Cost $844,932,401)........................................................    852,521,312

REPURCHASE AGREEMENT  2.2%
Bank of America Securities LLC ($19,321,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 2.570%, dated 02/28/05, to be sold on 03/01/05 at $19,322,379) (Cost
  $19,321,000)...............................................................     19,321,000
                                                                                ------------

TOTAL INVESTMENTS  98.6%
  (Cost $864,253,401)........................................................    871,842,312
OTHER ASSETS IN EXCESS OF LIABILITIES  1.4%..................................     12,612,014
                                                                                ------------
NET ASSETS  100.0%...........................................................   $884,454,326
                                                                                ============

Percentages are calculated as a percentage of net assets.

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c) This corporate bond is non-income producing as security is in default.

(d) This borrower has filed for protection in federal bankruptcy court.

(e) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(f) Payment-in-kind security.

(g) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. This restricted security comprises 0.7% of net assets.

(h) Security purchased on a when-issued or delayed delivery basis.

(i) Non-income producing security as this stock currently does not declare dividends.

(Euro)--Eurodollar

 16                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $864,253,401).......................  $  871,842,312
Receivables:
  Interest..................................................      16,298,625
  Investments Sold..........................................       6,144,343
  Fund Shares Sold..........................................       2,591,012
Other.......................................................         285,626
                                                              --------------
    Total Assets............................................     897,161,918
                                                              --------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       4,555,254
  Investments Purchased.....................................       4,499,967
  Income Distributions......................................       1,286,656
  Distributor and Affiliates................................         473,611
  Investment Advisory Fee...................................         359,651
  Custodian Bank............................................          11,799
Forward Foreign Currency Contracts..........................         864,813
Trustees' Deferred Compensation and Retirement Plans........         365,584
Accrued Expenses............................................         290,257
                                                              --------------
    Total Liabilities.......................................      12,707,592
                                                              --------------
NET ASSETS..................................................  $  884,454,326
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,275,002,226
Net Unrealized Appreciation.................................       6,739,730
Accumulated Undistributed Net Investment Income.............      (4,760,348)
Accumulated Net Realized Loss...............................    (392,527,282)
                                                              --------------
NET ASSETS..................................................  $  884,454,326
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $588,974,462 and 157,228,183 shares of
    beneficial interest issued and outstanding).............  $         3.75
    Maximum sales charge (4.75%* of offering price).........             .19
                                                              --------------
    Maximum offering price to public........................  $         3.94
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $228,999,546 and 60,852,084 shares of
    beneficial interest issued and outstanding).............  $         3.76
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $66,480,318 and 17,865,466 shares of
    beneficial interest issued and outstanding).............  $         3.72
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             17

VAN KAMPEN HIGH YIELD FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended February 28, 2005 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $27,041,891
Dividends...................................................    1,496,799
Other.......................................................      287,178
                                                              -----------
    Total Income............................................   28,825,868
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,890,340
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $558,147, $941,283 and $250,403,
  respectively).............................................    1,749,833
Shareholder Services........................................      640,336
Custody.....................................................       42,786
Legal.......................................................       24,287
Trustees' Fees and Related Expenses.........................       16,263
Other.......................................................      207,363
                                                              -----------
    Total Expenses..........................................    4,571,208
    Less Credits Earned on Cash Balances....................       10,413
                                                              -----------
    Net Expenses............................................    4,560,795
                                                              -----------
NET INVESTMENT INCOME.......................................  $24,265,073
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 4,961,405
  Forward Foreign Currency Contracts........................           53
  Foreign Currency Transactions.............................   (1,810,292)
                                                              -----------
Net Realized Gain...........................................    3,151,166
                                                              -----------
Net Unrealized Appreciation During the Period...............   14,225,183
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $17,376,349
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $41,641,422
                                                              ===========

 18                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                         SIX MONTHS ENDED       YEAR ENDED
                                                         FEBRUARY 28, 2005    AUGUST 31, 2004
                                                         ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................    $  24,265,073       $  42,538,299
Net Realized Gain/Loss.................................        3,151,166         (37,759,344)
Net Unrealized Appreciation During the Period..........       14,225,183          71,411,903
                                                           -------------       -------------
Change in Net Assets from Operations...................       41,641,422          76,190,858
                                                           -------------       -------------

Distributions from Net Investment Income:
  Class A Shares.......................................      (16,082,094)        (26,354,660)
  Class B Shares.......................................       (5,792,337)        (10,773,678)
  Class C Shares.......................................       (1,605,219)         (2,702,792)
                                                           -------------       -------------
                                                             (23,479,650)        (39,831,130)
                                                           -------------       -------------

Return of Capital Distribution:
  Class A Shares.......................................              -0-            (889,262)
  Class B Shares.......................................              -0-            (358,702)
  Class C Shares.......................................              -0-             (90,962)
                                                           -------------       -------------
                                                                     -0-          (1,338,926)
                                                           -------------       -------------
Total Distributions....................................      (23,479,650)        (41,170,056)
                                                           -------------       -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....       18,161,772          35,020,802
                                                           -------------       -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................      367,687,028         187,187,625
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................       17,170,573          29,609,310
Cost of Shares Repurchased.............................     (100,179,597)       (295,963,620)
                                                           -------------       -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....      284,678,004         (79,166,685)
                                                           -------------       -------------
TOTAL INCREASE/DECREASE IN NET ASSETS..................      302,839,776         (44,145,883)
NET ASSETS:
Beginning of the Period................................      581,614,550         625,760,433
                                                           -------------       -------------
End of the Period (Including accumulated undistributed
  net investment income of $(4,760,348) and
  $(4,885,475), respectively)..........................    $ 884,454,326       $ 581,614,550
                                                           =============       =============

See Notes to Financial Statements                                             19

VAN KAMPEN HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX MONTHS
                                  ENDED                     YEAR ENDED AUGUST 31,
CLASS A SHARES                 FEBRUARY 28,    ------------------------------------------------
                                   2005         2004      2003     2002 (a)     2001      2000
                               ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD..................    $ 3.64       $ 3.43    $ 3.15    $  4.23     $ 5.24    $ 5.68
                                  ------       ------    ------    -------     ------    ------
  Net Investment Income.......       .14          .26       .29        .39        .51       .59
  Net Realized and Unrealized
    Gain/Loss.................       .10          .21       .29      (1.01)      (.96)     (.43)
                                  ------       ------    ------    -------     ------    ------
Total from Investment
  Operations..................       .24          .47       .58       (.62)      (.45)      .16
                                  ------       ------    ------    -------     ------    ------
Less:
  Distributions from Net
    Investment Income.........       .13          .25       .24        .43        .55       .60
  Return of Capital
    Distributions.............       -0-          .01       .06        .03        .01       -0-
                                  ------       ------    ------    -------     ------    ------
Total Distributions...........       .13          .26       .30        .46        .56       .60
                                  ------       ------    ------    -------     ------    ------
NET ASSET VALUE, END OF THE
  PERIOD......................    $ 3.75       $ 3.64    $ 3.43    $  3.15     $ 4.23    $ 5.24
                                  ======       ======    ======    =======     ======    ======
Total Return (b)..............     6.60%*      14.02%    19.26%    -15.75%     -9.04%     3.09%
Net Assets at End of the
  Period (In millions)........    $589.0       $379.5    $408.7    $ 308.5     $394.4    $465.0
Ratio of Expenses to Average
  Net Assets..................     1.04%        1.06%     1.12%      1.08%      1.05%     1.03%
Ratio of Net Investment Income
  to Average Net Assets.......     7.15%        7.45%     8.36%     10.39%     10.93%    10.90%
Portfolio Turnover............       41%*         88%       95%        83%        80%       68%

*   Non-Annualized

(a) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the period ended August 31, 2002 was to decrease the ratio of net investment income to average net assets from 10.49% to 10.39%. Net investment income per share and net realized gains and losses per share were unaffected by the adjustments. Per share, ratios and supplemental data for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 20                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                  SIX MONTHS
                                    ENDED                  YEAR ENDED AUGUST 31,
CLASS B SHARES                   FEBRUARY 28,   --------------------------------------------
                                     2005        2004     2003    2002 (a)    2001     2000
                                 -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................    $ 3.65      $ 3.44   $ 3.16   $  4.24    $ 5.25   $ 5.68
                                    ------      ------   ------   -------    ------   ------
  Net Investment Income.........       .13         .23      .25       .35       .48      .55
  Net Realized and Unrealized
    Gain/Loss...................       .09         .21      .30     (1.01)     (.97)    (.43)
                                    ------      ------   ------   -------    ------   ------
Total from Investment
  Operations....................       .22         .44      .55      (.66)     (.49)     .12
                                    ------      ------   ------   -------    ------   ------
Less:
  Distributions from Net
    Investment Income...........       .11         .22      .21       .39       .51      .55
  Return of Capital
    Distributions...............       -0-         .01      .06       .03       .01      -0-
                                    ------      ------   ------   -------    ------   ------
Total Distributions.............       .11         .23      .27       .42       .52      .55
                                    ------      ------   ------   -------    ------   ------
NET ASSET VALUE, END OF THE
  PERIOD........................    $ 3.76      $ 3.65   $ 3.44   $  3.16    $ 4.24   $ 5.25
                                    ======      ======   ======   =======    ======   ======
Total Return (b)................     6.19%*     12.79%   18.27%   -16.12%    -9.80%    2.43%
Net Assets at End of the Period
  (In millions).................    $229.0      $160.7   $175.6   $ 168.8    $249.6   $268.7
Ratio of Expenses to Average Net
  Assets........................     1.80%       1.82%    1.89%     1.84%     1.83%    1.78%
Ratio of Net Investment Income
  to Average Net Assets.........     6.39%       6.70%    7.68%     9.67%    10.13%   10.15%
Portfolio Turnover..............       41%*        88%      95%       83%       80%      68%

*   Non-Annualized

(a) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the period ended August 31, 2002 was to decrease the ratio of net investment income to average net assets from 9.77% to 9.67%. Net investment income per share and net realized gains and losses per share were unaffected by the adjustments. Per share, ratios and supplemental data for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             21

VAN KAMPEN HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX MONTHS
                                  ENDED                      YEAR ENDED AUGUST 31,
CLASS C SHARES                 FEBRUARY 28,    -------------------------------------------------
                                   2005         2004      2003     2002 (a)     2001       2000
                               -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD..................    $3.61        $ 3.41    $ 3.13    $  4.20     $  5.22    $ 5.65
                                  -----        ------    ------    -------     -------    ------
  Net Investment Income.......      .13           .23       .25        .35         .48       .55
  Net Realized and Unrealized
    Gain/Loss.................      .09           .20       .30      (1.00)       (.98)     (.43)
                                  -----        ------    ------    -------     -------    ------
Total from Investment
  Operations..................      .22           .43       .55       (.65)       (.50)      .12
                                  -----        ------    ------    -------     -------    ------
Less:
  Distributions from Net
    Investment Income.........      .11           .22       .21        .39         .51       .55
  Return of Capital
    Distributions.............      -0-           .01       .06        .03         .01       -0-
                                  -----        ------    ------    -------     -------    ------
Total Distributions...........      .11           .23       .27        .42         .52       .55
                                  -----        ------    ------    -------     -------    ------
NET ASSET VALUE, END OF THE
  PERIOD......................    $3.72        $ 3.61    $ 3.41    $  3.13     $  4.20    $ 5.22
                                  =====        ======    ======    =======     =======    ======
Total Return (b)..............    6.27%*(d)    12.98%(d) 18.14%(c) -16.04%     -10.06%     2.45%
Net Assets at End of the
  Period (In millions)........    $66.5        $ 41.4    $ 41.5    $  36.7     $  58.7    $ 59.4
Ratio of Expenses to Average
  Net Assets..................    1.78%(d)      1.81%(d)  1.86%      1.84%       1.82%     1.78%
Ratio of Net Investment Income
  to Average Net Assets.......    6.43%(d)      6.71%(d)  7.68%(c)   9.68%      10.12%    10.15%
Portfolio Turnover............      41%*          88%       95%        83%         80%       68%

*   Non-Annualized

(a) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the period ended August 31, 2002 was to decrease the ratio of net investment income to average net assets from 9.78% to 9.68%. Net investment income per share and net realized gains and losses per share were unaffected by the adjustments. Per share, ratios and supplemental data for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1% charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .01%.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

 22                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen High Yield Fund (the "Fund"), formerly Van Kampen High Income Corporate Bond Fund, is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek to maximize current income. Capital appreciation is a secondary objective which is sought only when consistent with the Fund's primary investment objective. The Fund commenced investment operations on October 2, 1978. The distribution of the Fund's Class B and Class C Shares commenced on July 2, 1992 and July 6, 1993, respectively. The Fund registered Class I Shares on September 1, 2004. There were no sales of Class I Shares for the period ended February 28, 2005.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Fixed income investments and preferred stock are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the last reported bid and asked price. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Forward foreign currency contracts are valued using quoted foreign exchange rates.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At February 28, 2005, the Fund had $1,621,119 of when-issued, delayed delivery, or forward purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Discounts on debt securities are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At August 31, 2004, the Fund had an accumulated capital loss carryforward for tax purposes of $361,788,463 which will expire according to the following schedule.

AMOUNT                                                          EXPIRATION
$  5,614,460................................................  August 31, 2007
  22,019,503................................................  August 31, 2008
  25,447,687................................................  August 31, 2009
  79,198,661................................................  August 31, 2010
 120,089,012................................................  August 31, 2011
 109,419,140................................................  August 31, 2012

    At February 28, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $866,357,241
                                                              ============
Gross tax unrealized appreciation...........................  $ 64,269,664
Gross tax unrealized depreciation...........................   (58,784,593)
                                                              ------------
Net tax unrealized appreciation on investments..............  $  5,485,071
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains which are included in ordinary income for tax purposes.

    For tax purposes, the determination of a return of capital distribution is made at the end of the Fund's fiscal year. Therefore, while it is likely that a portion of the Fund's distribution will ultimately be characterized as a return of capital for tax purposes, no such designation has been made for the six months ended February 28, 2005.

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

    The tax character of distributions paid during the year ended August 31, 2004 was as follows:

Distributions paid from:
  Ordinary income...........................................  $40,015,705
  Long-term capital gain....................................          -0-
  Return of capital.........................................    1,338,926
                                                              -----------
                                                              $41,354,631
                                                              ===========

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sales transactions.

F. EXPENSE REDUCTIONS During the six months ended February 28, 2005, the Fund's custody fee was reduced by $10,413 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION Asset and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Realized gain and loss on foreign currency transactions on the Statement of Operations includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $150 million..........................................     .625%
Next $150 million...........................................     .550%
Over $300 million...........................................     .500%

    For the six months ended February 28, 2005, the Fund recognized expenses of approximately $17,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under an Accounting Services Agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended February 28, 2005, the Fund recognized expenses of approximately $18,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2005, the Fund

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

recognized expenses of approximately $533,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $249,834 are included in "Other" assets on the Statement of Assets and Liabilities at February 28, 2005. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At February 28, 2005, capital aggregated $901,977,637, $294,429,190 and
$78,595,399 for Classes A, B and C, respectively. For the six months ended February 28, 2005, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   65,369,645    $ 243,611,129
  Class B...................................................   24,697,972       92,535,597
  Class C...................................................    8,508,964       31,540,302
                                                              -----------    -------------
Total Sales.................................................   98,576,581    $ 367,687,028
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    3,218,278    $  11,975,623
  Class B...................................................    1,091,662        4,074,062
  Class C...................................................      303,537        1,120,888
                                                              -----------    -------------
Total Dividend Reinvestment.................................    4,613,477    $  17,170,573
                                                              ===========    =============
Repurchases:
  Class A...................................................  (15,623,794)   $ (58,063,230)
  Class B...................................................   (8,896,843)     (33,208,730)
  Class C...................................................   (2,412,246)      (8,907,637)
                                                              -----------    -------------
Total Repurchases...........................................  (26,932,883)   $(100,179,597)
                                                              ===========    =============

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

    At August 31, 2004, capital aggregated $709,335,080, $226,435,317, and
$58,356,021 for Classes A, B and C, respectively. For the year ended August 31, 2004, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   42,743,427    $ 152,677,314
  Class B...................................................    6,551,925       23,512,637
  Class C...................................................    3,096,714       10,997,674
                                                              -----------    -------------
Total Sales.................................................   52,392,066    $ 187,187,625
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    5,607,636    $  20,120,077
  Class B...................................................    2,113,467        7,614,931
  Class C...................................................      525,673        1,874,302
                                                              -----------    -------------
Total Dividend Reinvestment.................................    8,246,776    $  29,609,310
                                                              ===========    =============
Repurchases:
  Class A...................................................  (63,202,465)   $(224,432,571)
  Class B...................................................  (15,674,574)     (56,222,037)
  Class C...................................................   (4,315,074)     (15,309,012)
                                                              -----------    -------------
Total Repurchases...........................................  (83,192,113)   $(295,963,620)
                                                              ===========    =============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended February 28, 2005 and the year ended August 31, 2004, 2,446,250, and 1,296,337 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended February 28, 2005 and the year ended August 31, 2004, 47,696 and 9,894 Class C Shares converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class C Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended February 28, 2005, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $80,200 and CDSC on redeemed shares of approximately $124,700. Sales charges do not represent expenses of the Fund.

    On December 17, 2004, the Fund acquired all of the assets and liabilities of the Van Kampen High Yield Fund ("High Yield") through a tax free reorganization approved by High Yield shareholders on December 7, 2004. The Fund issued 49,903,883, 21,224,359 and 7,028,101 shares of Classes A, B and C valued at $186,141,484, $79,591,347 and $26,074,256, respectively, in exchange for High
Yield's net assets. The shares of High Yield were converted into Fund shares at a ratio 1 to 1.515, 1 to 1.514 and 1 to 1.529 for Classes A, B and C, respectively. Net unrealized appreciation of High Yield as of December 17, 2004 was $3,802,196. The Fund assumed High Yield's book to tax amortization differences, which resulted in a $660,296 decrease to accumulated undistributed net investment income and a corresponding increase to net unrealized appreciation. Shares issued in connection with this reorganization are included in proceeds from shares sold for the six months ended February 28, 2005. Combined net assets of both funds on the day of reorganization were $893,763,227.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $564,535,730 and $285,728,083, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, manage the Fund's effective yield, foreign currency exposure, maturity and duration or generate potential gain. All of the Fund's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

security underlying a forward commitment. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the forward commitment.

    Purchasing securities on a forward commitment involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. Selling securities on a forward commitment involves different risks and can result in losses more significant than those arising from the purchase of such securities. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Upon the settlement of the contract, a realized gain or loss is recognized and is included as a component of realized gain/loss on forward foreign currency contracts. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

    The following forward foreign currency contracts were outstanding as of February 28, 2005:

                                                                              UNREALIZED
                                                                CURRENT      APPRECIATION/
                                                                 VALUE       DEPRECIATION
LONG CONTRACTS:
Euro Currency,
  3,765,000 expiring 04/26/05...............................  $ 4,994,270      $  83,091
                                                              -----------      ---------
SHORT CONTRACTS:
Euro Currency,
  19,335,000 expiring 04/26/05..............................   25,647,866       (386,495)
  10,195,000 expiring 04/26/05..............................   13,523,662       (201,774)
  675,000 expiring 04/26/05.................................      895,387        (13,837)
  10,145,000 expiring 04/26/05..............................   13,457,337       (201,068)
  2,000,000 expiring 04/26/05...............................    2,652,999        (95,069)
  2,255,000 expiring 04/26/05...............................    2,991,256        (49,661)
                                                              -----------      ---------
                                                               59,168,507       (947,904)
                                                              -----------      ---------
                                                              $64,162,777      $(864,813)
                                                              ===========      =========

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each for Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $4,174,300 and $5,100 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended February 28, 2005 are payments retained by Van Kampen of approximately $820,600 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $88,900.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative compliant that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN HIGH YIELD FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC. 28, 128, 228
HYI SAR 4/04 RN05-00656P-Y02/05
                                                   (VAN KAMPEN INVESTMENTS LOGO)

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen High Yield Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2005

By:  /s/ James W. Garrett
     --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: April 19, 2005